Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

The Company follows the provisions of ASC 718, Compensation—Stock Compensation (“ASC 718”), which requires employee stock-based payments to be accounted for under the fair value method. Under this method, the Company is required to record compensation cost based on the estimated fair value for stock-based awards granted over the requisite service periods for the individual awards, which generally equals the vesting periods. The Company uses the straight-line amortization method for recognizing stock-based compensation expense.

The Company estimates the fair value of employee stock options on the date of grant using the Black-Scholes option-pricing model, which requires the use of highly subjective estimates and assumptions. For restricted stock awards granted, the Company estimates the fair value of each restricted stock award based on the closing trading price of its common stock on the date of grant.

2012 Restricted Stock Awards

Unless otherwise determined by the Company’s board of directors, stock-based awards granted prior to the IPO generally vest over a four-year period or had vesting that was dependent on the achievement of specified performance targets. The fair value of these stock-based awards was determined as of the grant date of each award using an option-pricing model and assuming no pre-vesting forfeiture of the awards.

Given the absence of an active trading market for the Company’s common stock prior to the completion of its IPO, the fair value of the equity interests underlying stock-based awards was determined by the Company’s management. In doing so, valuation analyses were prepared in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, and were used by the Company’s management to assist in determining the fair value of the equity interests underlying its stock-based awards. Each equity interest was granted with a “threshold amount” meaning that the recipient of an equity security only participated to the extent that the Company appreciated in value from and after the date of grant of the equity interest (with the value of the entity as of the grant date being the “threshold amount”). The assumptions used in the valuation models were based on future expectations combined with management’s judgment. In the absence of a public trading market, the Company’s management exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the stock-based awards as of the date of each award. These factors included:

•	contemporaneous or retrospective valuations for the Company and its securities;

•	the rights, preferences, and privileges of the stock-based awards relative to each other as well as to the existing shareholders;

•	lack of marketability of the Company’s equity securities;

•	historical operating and financial performance;

•	the Company’s stage of development;

•	current business conditions and projections;

•	hiring of key personnel and the experience of the Company’s management team;

•	risks inherent to the development of the Company’s products and services and delivery of its solutions;

•	trends and developments in the Company’s industry;

•	the threshold amount for the stock-based awards and the values at which the stock-based awards would vest;

•	the market performance of comparable publicly traded companies;

•	likelihood of achieving a liquidity event, such as an IPO or a merger or acquisition of the Company given prevailing market conditions; and

•	U.S. and global economic and capital market conditions.

The Company completed its IPO in October 2013, and determined that the performance targets associated with the performance-based stock awards were met in full and consequently the performance-based stock awards would be fully vested. However, effective prior to the first day of public trading of the Company’s common stock, the Company accelerated the vesting of 2,167,870 shares of common stock issued in respect of the time-based stock awards and modified the vesting of 3,574,637 shares issued in respect of the performance-based stock awards so that 2,580,271 shares of common stock were fully vested and 994,366 shares of common stock will follow the same vesting schedule as the time-based stock awards that were granted on the same date as such performance-based stock awards.

The Company recognized stock-based compensation expense of approximately $1.4 million for the shares of common stock issued in respect of the performance-based stock awards that vested at closing of its IPO and $2.4 million for the acceleration of vesting for a portion of the shares of common stock issued in respect of previously unvested time-based stock awards.

Total stock-based compensation expense recognized for the time-based vesting stock awards was $6.5 million for the year ended December 31, 2013. Total stock-based compensation expense recognized for the performance-based stock awards was $1.4 million for the year ended December 31, 2013, since the performance targets necessary for the performance-based stock awards were met prior to their expiration. The Company will recognize a recovery of expense if the actual forfeiture rate for the time-based stock awards is higher than estimated.

The following tables present a summary of the 2012 restricted stock awards activity for the year ended December 31, 2015 for restricted stock awards that were granted prior to the Company’s IPO:

2012 Restricted Stock Awards
Non-Vested at December 31, 2014	759,122
Forfeitures	(104,422)
Vested	(608,055)

Non-Vested at December 31, 2015	46,645

In connection with the IPO the Company granted restricted stock units under the prior equity plan. The following table provides a summary of the restricted stock units that were granted in connection with the IPO under this plan and the non-vested balance as of December 31, 2015:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	155,094	$12.00
Vested and unissued	(132,936)	$12.00

Non-vested at December 31, 2015	22,158	$12.00

2013 Stock Incentive Plan

The 2013 Stock Incentive Plan (the “2013 Plan”) of the Company became effective upon the closing of our IPO. The 2013 Plan of the Company provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to employees, officers, directors, consultants and advisors of the Company. Under the 2013 Plan, the Company may issue up to 18,000,000 shares of the Company’s common stock. At December 31, 2015, 5,119,592 shares were available for grant under the 2013 Plan.

For stock options issued under the 2013 Plan, the fair value of each option is estimated on the date of grant, and an estimated forfeiture rate is used when calculating stock-based compensation expense for the period. Unless otherwise approved by the Company’s board of directors, stock options typically vest over four years and the Company recognizes compensation expense on a straight-line basis over the requisite service period of the award. The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards and determine the related compensation expense. The weighted-average assumptions used to compute stock-based compensation expense for awards granted under the 2013 Stock Incentive Plan during the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
Risk-free interest rate	1.9%	2.1%	1.8%
Expected volatility	60%	58.3%	56.1%
Expected life (in years)	6.25	6.25	6.25
Expected dividend yield	—	—	—

The risk-free interest rate assumption was based on the U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The Company bases its estimate of expected volatility using volatility data from comparable public companies in similar industries and markets because there is currently limited public history for the Company’s common stock, and therefore, a lack of market-based company-specific historical and implied volatility information. The weighted-average expected life for employee options reflects the application of the simplified method, which represents the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The simplified method has been used since the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to a limited history of stock option grants. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. In addition, the Company has estimated expected forfeitures of stock options based on management’s judgment due to the limited historical experience of forfeitures. The forfeiture rate was not material to the calculation of stock-based compensation expense.

The following table provides a summary of the Company’s stock options as of December 31, 2015 and the stock option activity for all stock options granted under the 2013 Plan during the year ended December 31, 2015 (dollars in thousands except exercise price):

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value(3)
Outstanding at December 31, 2014	5,407,959	$12.07
Granted	2,438,105	$17.97
Exercised	(185,343)	$12.00
Canceled	(709,863)	$15.08

Outstanding at December 31, 2015	6,950,858	$13.83	8.2	$—

Exercisable at December 31, 2015	2,768,853	$12.10	7.8	$—

Expected to vest after December 31, 2015(1)	4,126,179	$14.95	8.4	$—

Exercisable as of December 31, 2015 and expected to vest thereafter(2)	6,895,032	$13.80	8.2	$—

(1)	This represents the number of unvested options outstanding as of December 31, 2015 that are expected to vest in the future, which have been reduced using an estimated forfeiture rate.
(2)	This represents the number of vested options as of December 31, 2015 plus the number of unvested options outstanding as of December 31, 2015 that are expected to vest in the future, which have been reduced using an estimated forfeiture rate.
(3)	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2015 of $10.93 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options.

Unless otherwise determined by the Company’s board of directors, restricted stock awards granted under the 2013 Plan generally vest annually over a four-year period. Performance-based restricted stock awards are earned based on the achievement of performance criteria established by the Company’s Compensation Committee and Board of Directors. The performance criteria are weighted and have threshold, target and maximum performance goals. The following table provides a summary of the Company’s restricted stock award activity for the 2013 Plan during the year ended December 31, 2015:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	695,312	$12.40
Granted	4,582,728	$15.56
Vested	(230,754)	$12.92
Canceled	(197,996)	$15.39

Non-vested at December 31, 2015	4,849,290	$15.24

The performance-based award granted to the Company’s chief executive officer during the year ended December 31, 2015 provides an opportunity for the participant to earn a fully vested right to up to 3,693,754 shares of the Company’s common stock (collectively, the “Award Shares”) over a three-year period beginning July 1, 2015 and ending on June 30, 2018 (the “Performance Period”). Award shares may be earned based on the Company achieving pre-established, threshold, target and maximum performance metrics.

Award Shares may be earned during each calendar quarter during the Performance Period (each, a “Performance Quarter”) if the Company achieves a threshold, target or maximum level of the performance metric for the Performance Quarter. If the performance metric is less than the threshold level for a Performance Quarter, no Award Shares will be earned during the Performance Quarter. Award Shares that were not earned during a Performance Quarter may be earned later during the then current twelve-month period from July 1st to June 30th during the Performance Period (each, a “Performance Year”) at a threshold, target or maximum level of the performance metric for the Performance Year. No Award Shares were earned for the Performance Quarter ending September 30, 2015 because the threshold level for the performance metric was not met. Approximately 195,881 Award Shares were earned for the Performance Quarter ending December 31, 2015 because the target level for the performance metric was met.

This performance-based award is evaluated quarterly to determine the probability of its vesting and determine the amount of stock-based compensation to be recognized. During the year ended December 31, 2015 the Company recognized $5.9 million of stock-based compensation expense related to the performance-based award.

Unless otherwise determined by the Company’s board of directors, restricted stock units granted under the 2013 Plan generally vest monthly over a four-year period. The following table provides a summary of the Company’s restricted stock unit activity for the 2013 Plan during the year ended December 31, 2015:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	341,161	$12.00
Vested and unissued	(120,396)	$12.00

Non-vested at December 31, 2015	220,765	$12.00

All Plans

The following table presents total stock-based compensation expense recorded in the consolidated statement of operations and comprehensive loss for all 2012 restricted stock awards and units issued prior to the Company’s IPO in October 2013 and all awards granted under the 2013 Plan in connection with or subsequent to the IPO:

	For the Year Ended December 31,
	2013	2014	2015
	(in thousands)
Cost of revenue	$126	$547	$1,975
Sales and marketing	459	1,585	3,285
Engineering and development	267	883	1,988
General and administrative	9,911	13,028	22,677

Total operating expense	$10,763	$16,043	$29,925

As of December 31, 2015 the Company has approximately $30.1 million of unrecognized stock-based compensation expense related to option awards that will be recognized over 2.5 years and approximately $47.4 million of unrecognized stock-based compensation expense related to restricted stock awards to be recognized that will also be recognized over 2.5 years.